Related Party Transactions - Schedule of Expenses Incurred with Related Parties and the Relationship (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expenses Incurred with Related Parties and the Relationship [Line Items]
Amounts due to related parties		$ 153,404	$ 212,761
Luxury Automotive Transport, Inc.[Member]
Schedule of Expenses Incurred with Related Parties and the Relationship [Line Items]
Amounts due to related parties, description	Company owned by stockholder’s relative	Company owned by stockholder’s relative
Amounts due to related parties		$ 103,308	196,425
British Food Stop [Member]
Schedule of Expenses Incurred with Related Parties and the Relationship [Line Items]
Amounts due to related parties, description	Company owned by stockholders’ relative	Company owned by stockholders’ relative
Amounts due to related parties		$ 50,096	$ 16,336